Operating Segments Information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Operating Segments Information	Operating Segments Information
(a)Operating segments, segment revenue, operating results
The Company’s chief operating decision-maker is the Company’s Chief Executive Officer who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. There are no segment managers who are held accountable by the chief operating decision-maker, or anyone else, for operations, operating results, and planning for levels or components below the consolidated unit level. Accordingly, the Company has determined that the Company has a single reportable segment and operating segment structure.
(b)Revenue and non-current assets by geography and major customers’ representing at least 10% of revenue based on customer’s headquarters were as follows:

	For the year ended December 31,
Revenue by Geography	2019	2020	2021

United States	$4,140,201	$3,368,262	$3,975,215
Europe, the Middle East, and Africa	695,193	451,283	805,226
Other	977,394	1,030,960	1,804,638
	$5,812,788	$4,850,505	$6,585,079

Noncurrent Assets by Geography	2020	2021

United States	$5,843,023	$5,433,410
Germany	1,404,202	1,989,121
Singapore	1,114,603	1,547,094
Other	495,461	411,551
Total	$8,857,289	$9,381,176
Non-current assets include property, plant, equipment, right-of-use assets, intangible assets, investments in joint venture and associates, restricted cash (non-current) and receivables, prepayments and other assets (non-current).

	For the year ended December 31,
Major Customer	2019		2020		2021
	Amount	%	Amount	%	Amount	%
Customer A	$1,600,750	28	$1,000,750	21	$811,304	12
Customer B	$442,537	8	$536,915	11	$995,241	15